Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 5,393,848	$ 1,554,464
Accounts receivable	10,112,638	2,568,183
Inventories	769,584	1,127,133
Prepaid expenses and other assets	6,032,074	1,337,419
Note receivable	3,075,000
Total current assets	25,394,951	6,591,318
Leasehold improvements and equipment, net	896,539	423,633
Right of use assets – operating lease	2,690,521	42,712
Intangible assets	1,251,180	932,999
Total Assets	30,233,191	7,990,662
Current Liabilities
Accounts payable	11,058,508	5,464,617
Deferred revenue	1,859,990	1,007,494
Other current liabilities	6,110,738	1,728,792
Loans payable – current	512,435	1,611,069
Convertible notes payable	1,901,600	412,400
Operating lease liability – current	708,953	32,347
Total Current Liabilities	22,178,153	10,282,055
Loans payable – non-current	204,758	473,758
Operating lease liability – non-current	2,194,553	10,598
Total Liabilities	24,577,464	10,766,411
Commitments and contingencies
Shareholders’ Equity (Deficit)
Ordinary stock (260,000,000,000 shares authorized, $0.000000385 par value, 52,381,600 shares and 48,011,600* shares issued and outstanding as of December 31, 2023 and 2022, respectively)	20	18
Additional paid-in capital	29,287,795	15,678,812
Accumulated deficit	(23,484,274)	(18,337,830)
Accumulated other comprehensive loss	(93,154)	(75,641)
Total Shareholders’ Equity (Deficit) to shareholders of Webuy Global Ltd	5,710,387	(2,734,641)
Deficit attributable to non-controlling interests	(54,660)	(41,108)
Total Shareholders’ Equity (Deficit)	5,655,727	(2,775,749)
Total Liabilities and Shareholders’ Equity	30,233,191	7,990,662
Related Party
Current assets
Amount due from related parties	11,807	4,119
Current Liabilities
Amount due to a related party	$ 25,929	$ 25,336